Goodwill and Purchased Intangibles (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Notes to Financial Statements
Goodwill and impairment, beginning	$ 2,259,624	$ 3,002,070	$ 5,999,765
Acquired	1,915,408
Impairment	(1,066,068)	(742,446)
Goodwill and impairment, end	$ 3,108,964	$ 2,259,624	$ 5,999,765